SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments
The following tables summarize the partnership’s segment revenues by type of revenue for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	1,828	1,397	14	3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	1,537	1,411	21	2,969
Total revenues	$32,410	$7,457	$15,201	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$33,631	$6,118	$15,059	$54,808
Other revenues	1,155	1,406	16	2,577
Total revenues	$34,786	$7,524	$15,075	$57,385

	Year ended December 31, 2024
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,154	$1,284	$4,033	$—	$13,471	$27,149	$40,620
Direct operating costs (2)	(7,256)	(770)	(2,727)	(11)	(10,764)	(20,915)	(31,679)
General and administrative expenses	(145)	(76)	(120)	(109)	(450)	(817)	(1,267)
Gain (loss) on acquisitions /dispositions, net (3)	142	—	81	—	223	469	692
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	10	—	73	—	83	14	97
Other income (expense), net (5)	75	15	4	—	94	105	199
Interest income (expense), net	(286)	(240)	(353)	(152)	(1,031)	(2,073)	(3,104)
Current income tax (expense) recovery	(89)	(16)	(96)	(7)	(208)	(438)	(646)
Preferred equity distributions	—	—	—	(52)	(52)	52	—
Equity accounted Adjusted EFO (6)	36	90	40	—	166	151	317
Adjusted EFO	641	287	935	(331)	1,532
Depreciation and amortization expense (2)(7)					(1,002)	(2,202)	(3,204)
Impairment reversal (expense), net					(311)	(670)	(981)
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(83)	(14)	(97)
Other income (expense), net (5)					(407)	(365)	(772)
Deferred income tax (expense) recovery					327	620	947
Non-cash items attributable to equity accounted investments(6)					(165)	(62)	(227)
Net income (loss)					$(109)	$1,004	$895
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $34,883 million as per the consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $223 million represents the partnership’s economic ownership interest in gains of $87 million from the disposition of the partnership’s road fuels operation, $81 million from the disposition of the partnership’s Canadian aggregates production operation, $40 million from the deconsolidation of the partnership’s payment processing services operation, and $15 million from the disposition of the partnership’s real estate services operation. See Note 9 for further information.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $83 million represents the partnership's economic ownership interest in gains of $73 million related to the disposition of public securities and $10 million from the redemption of a financial asset.
(5)The sum of these amounts equates to other income (expense), net of $(573) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is included in Adjusted EFO of $94 million includes $50 million of other income related to a distribution at the partnership’s entertainment operation, $21 million of net gains on the sale of property, plant and equipment and other assets, $18 million of net revaluation gains, and $5 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(407) million includes $251 million related to provisions recorded at the partnership’s construction operation, $105 million of provision for payment of a litigation settlement at our dealer software and technology services operation, $49 million of business separation expenses, stand-up costs and restructuring charges, $37 million of net unrealized revaluation gains, $23 million of transaction costs, $13 million of net gains on debt extinguishment/modification and $29 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $90 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2024, depreciation and amortization expense by segment is as follows: business services $961 million, infrastructure services $888 million, industrials $1,355 million and corporate and other $nil.

	Year ended December 31, 2023
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,261	$2,916	$4,458	$—	$16,635	$38,433	$55,068
Direct operating costs (2)	(8,246)	(2,087)	(3,532)	(16)	(13,881)	(32,548)	(46,429)
General and administrative expenses	(176)	(159)	(134)	(101)	(570)	(968)	(1,538)
Gain (loss) on acquisitions /dispositions, net (3)	155	1,717	42	—	1,914	2,390	4,304
Gain (loss) on acquisitions /dispositions, net recorded in equity (4)	21	—	106	—	127	267	394
Other income (expense), net (5)	—	16	3	—	19	32	51
Interest income (expense), net	(295)	(406)	(393)	(145)	(1,239)	(2,357)	(3,596)
Current income tax (expense) recovery	(127)	(36)	(98)	10	(251)	(524)	(775)
Preferred equity distributions	—	—	—	(83)	(83)	83	—
Equity accounted Adjusted EFO (6)	43	109	40	—	192	150	342
Adjusted EFO	636	2,070	492	(335)	2,863
Depreciation and amortization expense (2)(7)					(1,165)	(2,427)	(3,592)
Impairment reversal (expense), net					(268)	(563)	(831)
Gain (loss) on acquisitions /dispositions, net (3)					150	232	382
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(127)	(267)	(394)
Other income (expense), net (5)					(238)	9	(229)
Deferred income tax (expense) recovery					338	492	830
Non-cash items attributable to equity accounted investments(6)					(148)	(62)	(210)
Net income (loss)					$1,405	$2,372	$3,777
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $50,021 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $4,686 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $1,914 million represents the partnership’s economic ownership interest in gains of $1,711 million from the disposition of the partnership’s nuclear technology services operation, $67 million from the disposition of the partnership’s residential property management operation, $57 million from the partial disposition of the partnership’s technology services operation, $41 million from the disposition of the partnership’s automotive aftermarket parts remanufacturing operation, and $38 million related to other asset sales completed during the period. See Note 9 for further information.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $127 million represents the partnership’s economic ownership interest in gains of $114 million related to the partial disposition of public securities, $15 million related to the sale of secured debentures, $9 million related to the partial disposition of the partnership’s graphite electrode operation and $11 million of realized losses related to the disposition of a financial asset at the partnership’s advance energy storage operation.
(5)The sum of these amounts equates to other income (expense), net of $(178) million as per the consolidated statements of operating results. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(238) million includes a $247 million loss recognized on the derecognition and subsequent fair value measurement of the partnership’s graphite electrode operation, $161 million of net gains on debt extinguishment/modification, $69 million of business separation expenses, stand-up costs and restructuring charges, $53 million of transaction costs, $14 million of net unrealized revaluation gains and $44 million of other expenses.
(6)The sum of these amounts equates to equity accounted income (loss), net of $132 million as per the consolidated statements of operating results.
(7)For the year ended December 31, 2023, depreciation and amortization expense by segment is as follows: business services $1,045 million, infrastructure services $1,174 million, industrials $1,373 million and corporate and other $nil.

	Year ended December 31, 2022
	Total attributable to Unitholders					Attributable to non-controlling interests	As per Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,562	$2,968	$4,591	$—	$17,121	$40,264	$57,385
Direct operating costs (2)	(8,830)	(2,089)	(3,666)	(28)	(14,613)	(35,274)	(49,887)
General and administrative expenses	(142)	(146)	(135)	(110)	(533)	(827)	(1,360)
Gain (loss) on acquisitions /dispositions, net (3)	9	—	7	—	16	12	28
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)	19	—	33	—	52	61	113
Other income (expense), net (5)	2	2	2	—	6	19	25
Interest income (expense), net	(155)	(288)	(335)	(71)	(849)	(1,689)	(2,538)
Current income tax (expense) recovery (6)	(80)	(19)	(92)	58	(133)	(312)	(445)
Preferred equity distribution	—	—	—	(27)	(27)	27	—
Equity accounted Adjusted EFO (7)	42	85	68	—	195	119	314
Adjusted EFO	427	513	473	(178)	1,235
Depreciation and amortization expense (2)(8)					(1,051)	(2,172)	(3,223)
Impairment reversal (expense), net					34	(25)	9
Gain (loss) on acquisitions / dispositions, net recorded in equity (4)					(52)	(61)	(113)
Current income tax (expense) recovery (6)					(4)	(9)	(13)
Other income (expense), net (5)					(258)	(425)	(683)
Deferred income tax (expense) recovery					306	471	777
Non-cash items attributable to equity accounted investments (7)					(112)	(37)	(149)
Net income (loss)					$98	$142	$240
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(1)Adjusted EFO and net income (loss) attributable to Unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, special limited partnership unitholders and BBUC exchangeable shareholders.
(2)The sum of these amounts equates to direct operating costs of $53,110 million as per the consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $28 million as per the consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $16 million represents the partnership’s economic ownership interest in gains on dispositions of $9 million related to the sale of the partnership’s digital cloud services and $7 million related to the partial disposition of public securities.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $52 million represents the partnership’s economic ownership interest in gains on dispositions of which $33 million related to the partial disposition of public securities and $19 million related to the disposition of a financial asset measured at FVOCI.
(5)The sum of these amounts equates to other income (expense), net of $(658) million as per the consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $6 million includes $15 million of net gains on the sale of property, plant and equipment and $9 million of realized net revaluation losses. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(258) million includes $76 million of unrealized net revaluation losses, $108 million of business separation expenses, stand-up costs and restructuring charges, $68 million of transaction costs and $6 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(458) million as per the consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $165 million as per the consolidated statements of operating results.
(8)For the year ended December 31, 2022, depreciation and amortization expense by segment is as follows: business services $684 million, infrastructure services $1,220 million, industrials $1,319 million and corporate and other $nil.
The following table summarizes the partnership’s total assets by reportable operating segment as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Total assets
Business services	$31,583	$38,066
Infrastructure services	17,489	17,180
Industrials	26,097	26,822
Corporate and other	305	317
Total	$75,474	$82,385

Disclosure of revenues and non-current assets by geographical areas
The following table summarizes the partnership’s total revenues by geography for the years ended December 31, 2024, 2023 and 2022:

(US$ MILLIONS)	2024	2023	2022
United Kingdom	$11,583	$19,524	$21,921
United States	8,202	11,676	10,297
Europe	6,361	8,017	8,742
Australia	5,683	4,962	4,950
Brazil	2,698	2,838	2,558
Canada	2,301	3,954	4,805
Mexico	1,305	1,202	941
Other	2,487	2,895	3,171
Total revenues	$40,620	$55,068	$57,385
The following tables summarize the partnership’s segment revenues by geography for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$10,756	$303	$315	$11,374
United States	1,527	803	5,873	8,203
Europe	1,112	781	3,569	5,462
Australia	4,803	172	128	5,103
Brazil	956	82	1,281	2,319
Canada	816	100	458	1,374
Mexico	1	—	1,305	1,306
Other	650	101	1,489	2,240
Total revenues from contracts with customers	$20,621	$2,342	$14,418	$37,381
Other revenues	$1,828	$1,397	$14	$3,239
Total revenues	$22,449	$3,739	$14,432	$40,620

	Year ended December 31, 2023
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$18,391	$577	$342	$19,310
United States	2,148	3,180	6,334	11,662
Europe	2,073	1,558	3,482	7,113
Australia	4,100	224	134	4,458
Brazil	863	96	1,555	2,514
Canada	2,347	166	606	3,119
Mexico	—	—	1,202	1,202
Other	951	245	1,525	2,721
Total revenues from contracts with customers	$30,873	$6,046	$15,180	$52,099
Other revenues	$1,537	$1,411	$21	$2,969
Total revenues	$32,410	$7,457	$15,201	$55,068

	Year ended December 31, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United Kingdom	$20,939	$492	$329	$21,760
United States	1,233	2,754	6,300	10,287
Europe	2,867	1,770	3,190	7,827
Australia	4,323	226	137	4,686
Brazil	228	112	1,955	2,295
Canada	3,185	165	730	4,080
Mexico	—	—	941	941
Other	856	599	1,477	2,932
Total revenues from contracts with customers	$33,631	$6,118	$15,059	$54,808
Other revenues	$1,155	$1,406	$16	$2,577
Total revenues	$34,786	$7,524	$15,075	$57,385
The following table summarizes the partnership’s total non-current assets by geography as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
United States	$21,001	$20,507
Europe	10,546	12,620
Australia	9,426	11,595
Brazil	6,358	7,749
Canada	5,653	6,560
United Kingdom	2,394	2,824
Mexico	2,345	2,467
Other	2,412	3,178
Total non-current assets	$60,135	$67,500